Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Basic earnings per share
Net income	$ 4,296	$ 3,201	$ 12,158	$ 8,191
Dividends on preferred shares and distributions on other equity instruments	(56)	(65)	(192)	(198)
Net income attributable to non-controlling interests	(4)	(4)	(7)	(6)
Net income available to common shareholders	$ 4,237	$ 3,132	$ 11,962	$ 7,991
Weighted average number of common shares (in thousands)	1,424,614	1,422,705	1,424,278	1,424,364
Basic earnings per share (in dollars)	$ 2.97	$ 2.20	$ 8.40	$ 5.61
Diluted earnings per share
Net income available to common shareholders	$ 4,237	$ 3,132	$ 11,962	$ 7,991
Dilutive impact of exchangeable shares		4		11
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 4,237	$ 3,136	$ 11,962	$ 8,002
Weighted average number of common shares (in thousands)	1,424,614	1,422,705	1,424,278	1,424,364
Stock options	1,987	779	1,596	1,091
Issuable under other share-based compensation plans	597	757	674	753
Exchangeable shares		3,536		3,335
Average number of diluted common shares (in thousands)	1,427,198	1,427,777	1,426,548	1,429,543
Diluted earnings per share (in dollars)	$ 2.97	$ 2.20	$ 8.39	$ 5.60
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 4,292	$ 3,197	$ 12,151	$ 8,185
Dividends on preferred shares and distributions on other equity instruments	$ (55)	$ (65)	$ (189)	$ (194)